CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings/(Deficits)	Total China Finance Online Co. Limited Shareholders' Equity	Non Controlling Interest
Balance at Dec. 31, 2015	$ 99,229,425	$ 56,856,000	$ 28,145,846	$ 8,597,295	$ (5,560,770)	$ 88,038,371	$ 11,191,054
Balance, shares at Dec. 31, 2015		118,098,018
Exercise of share options by employees	117,632	$ 117,632				117,632
Share-based compensation	5,575,877		4,413,811			4,413,811	1,162,066
Changes in controlling ownership interest	(211,123)		(382,665)			(382,665)	171,542
Dividends paid to noncontrolling shareholders	(10,117,946)						(10,117,946)
Deconsolidation	2,510,775						2,510,775
Foreign currency translation adjustment	(4,343,652)			(4,343,652)		(4,343,652)
Net income (loss)	(10,966,178)				(1,678,813)	(1,678,813)	(9,287,365)
Balance at Dec. 31, 2016	81,794,810	$ 56,973,632	32,176,992	4,253,643	(7,239,583)	86,164,684	(4,369,874)
Balance, shares at Dec. 31, 2016		118,098,018
Exercise of share options by employees	26,785	$ 26,785				26,785
Share-based compensation	3,068,213		2,191,218			2,191,218	876,995
Deconsolidation	809,692						809,692
Foreign currency translation adjustment	2,400,548			2,400,548		2,400,548
Net income (loss)	(42,388,437)				(36,736,553)	(36,736,553)	(5,651,884)
Balance at Dec. 31, 2017	45,711,611	$ 57,000,417	34,368,210	6,654,191	(43,976,136)	54,046,682	(8,335,071)
Balance, shares at Dec. 31, 2017		118,098,018
Exercise of share options by employees	600	$ 600				600
Share-based compensation	2,240,512		1,710,912			1,710,912	529,600
Deconsolidation	1,216,007						1,216,007
Foreign currency translation adjustment	(362,398)			(362,398)		(362,398)
Net income (loss)	(22,470,495)				(19,950,120)	(19,950,120)	(2,520,375)
Balance at Dec. 31, 2018	$ 26,335,837	$ 57,001,017	$ 36,079,122	$ 6,291,793	$ (63,926,256)	$ 35,445,676	$ (9,109,839)
Balance, shares at Dec. 31, 2018		118,098,018